INCOME TAXES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INCOME TAXES

22.	INCOME TAXES

The following table reconciles the expected income tax recovery at the Canadian statutory income tax rate of 26.5% for 2025 (2024 - 26.5%, 2023 - 26.5%) to the amounts recognized in operations.

For the Year Ended December 31,	2025	2024	2023
Net loss before taxes	$(62,963,213)	$(56,695,823)	$(20,267,365)
Expected current income tax recovery	$16,685,000	$15,024,000	$5,370,852
Change in statutory, foreign tax, foreign exchange rates and other	(1,136,000)	(1,717,000)	(783,538)
Amounts not deductible for tax purposes	(4,334,000)	(8,988,000)	(1,113,000)
Other deductible items	2,133,000	232,000	-
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	304,000	6,623,000	-
Change in unrecognized deductible temporary differences	(13,652,000)	(11,174,000)	(3,474,314)
Income tax recovery recognized	$-	$-	$-

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

22.	INCOME TAXES (Continued)

The following table reflects future income tax assets at December 31:

	2025	2024	2023
Resource assets	$868,000	$827,000	$1,024,271
Gross unamortized share issue costs	11,137,000	1,280,000	810,000
Capitalized S.174 expenses	4,223,000	10,088,000	5,900,000
Canadian non-capital losses	34,271,000	27,466,000	22,585,000
Canadian capital losses	5,515,000	5,252,000	5,300,000
US non-capital losses	114,235,601	98,396,000	95,300,000
Singapore non-capital losses	30,462,000	18,254,000	19,300,000
Property and equipment	7,552,000	4,783,000	-
	208,263,601	166,346,000	150,219,271
Unrecognized deferred tax assets	(208,263,601)	(166,346,000)	(150,219,271)
Deferred income tax assets recognized	$-	$-	$-